As filed with the Securities and Exchange Commission on January 11, 2012
Securities Act Registration No. 333-178298

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. 1	Post-effective Amendment No. ____
(Check appropriate box or boxes)

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Address of Principal Executive Offices)

(713) 626-1919
(Registrant’s Telephone Number, including Area Code)

John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)

With Copies to:

STEPHEN R. RIMES, ESQUIRE Invesco Advisers, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046	Matthew R. DiClemente, Esquire Stradley Ronon Stevens and Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The title of the securities being registered are Class A, Class B, Class C and Class Y shares of Invesco Van Kampen American Value Fund; and

Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Van Kampen Mid Cap Growth Fund.

No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

January 18, 2012

Dear Shareholder,

Invesco is continually conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process, the Invesco Funds Boards have approved a realignment of four fund offerings, subject to shareholder approval.

The independent trustees of the Invesco Funds Board believe that the reorganization proposed in the accompanying proxy statement/prospectus is in the best interest of your Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor

President and Principal Executive Officer

AIM Sector Funds (Invesco Sector Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 2, 2012

A special meeting (the “Meeting”) of the shareholders of the Invesco U.S. Mid Cap Value Fund (the “Target Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Trust”), will be held on April 2, 2012, at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Van Kampen American Value Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

Shareholders of record as of the close of business on January 4, 2012, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.  The proposal will be effected only if the Target Fund’s shareholders approve the proposal.

The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.

Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

/s/Philip Taylor
Mr. Philip Taylor
President

January 18, 2012

AIM Sector Funds (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

PROXY STATEMENT/PROSPECTUS

January 18, 2012

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Invesco U.S. Mid Cap Value Fund (the “Target Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference.  This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Van Kampen American Value Fund (the “Acquiring Fund”), which is a series of the Trust.  The Target Fund and the Acquiring Fund are a series of a registered open-end management investment company.  The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 2, 2012, at 3:00 p.m., Central time.  At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization.  No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 4, 2012, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof.  Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share).  This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about January 19, 2012, to all shareholders eligible to vote on the Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund.  If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”).  The current prospectus of the Target Fund dated August 26, 2011, as amended, is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders – containing audited financial statements for the most recent fiscal year – and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.  An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  You may lose money by investing in the Funds.

i

Exhibits

EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below.  The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes.  The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization.  The Board recommends that shareholders of the Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganization?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds.  This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers.  The transaction also resulted in significant product overlap.  The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011.  The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds.  The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a shareholder?

Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization.  The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus.  The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Fund have similar investment objectives, as described below.  Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives
Invesco U.S. Mid Cap Value Fund (Target Fund)	Invesco Van Kampen American Value Fund (Acquiring Fund)
To seek above-average total return over a market cycle of three to five years.	To seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund.  As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same.  The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS - Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization.  The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown.

2

Expense Tables and Expense Examples*

	Current		Pro Forma
	Invesco U.S. Mid Cap Value Fund (Target Fund)	Invesco Van Kampen American Value Fund (Acquiring Fund)	Invesco U.S. Mid Cap Value Fund + Invesco Van Kampen American Value Fund (assumes Reorganization is completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.25	0.25	0.25
Other Expenses	0.361	0.30	0.29
Acquired Fund Fees and Expenses	0.01	N/A	N/A
Total Other Expenses	0.37	0.30	N/A
Total Annual Fund Operating Expenses	1.341	1.27	1.26
Fee Waiver and/or Expense Reimbursement	0.062	N/A	0.014
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.28	1.27	1.25

3

	Current		Pro Forma
	Invesco U.S. Mid Cap Value Fund (Target Fund)	Invesco Van Kampen American Value Fund (Acquiring Fund)	Invesco U.S. Mid Cap Value Fund + Invesco Van Kampen American Value Fund (assumes Reorganization is completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	1.00	0.253	0.253
Other Expenses	0.361	0.30	0.29
Acquired Fund Fees and Expenses	0.01	N/A	N/A
Total Other Expenses	0.37	0.30	N/A
Total Annual Fund Operating Expenses	2.091	1.27	1.26
Fee Waiver and/or Expense Reimbursement2	0.062	N/A	0.014
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.03	1.27	1.25

4

	Current		Pro Forma
	Invesco U.S. Mid Cap Value Fund (Target Fund)	Invesco Van Kampen American Value Fund (Acquiring Fund)	Invesco U.S. Mid Cap Value Fund + Invesco Van Kampen American Value Fund (assumes Reorganization is completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	1.00	0.973	0.97
Other Expenses	0.361	0.30	0.29
Acquired Fund Fees and Expenses	0.01	N/A	N/A
Total Other Expenses	0.37	0.30	N/A
Total Annual Fund Operating Expenses	2.091	1.99	1.98
Fee Waiver and/or Expense Reimbursement	0.062	N/A	0.014
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.03	1.99	1.97

5

	Current		Pro Forma
	Invesco U.S. Mid Cap Value Fund (Target Fund)	Invesco Van Kampen American Value Fund (Acquiring Fund)	Invesco U.S. Mid Cap Value Fund + Invesco Van Kampen American Value Fund (assumes Reorganization is completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.361	0.30	0.29
Acquired Fund Fees and Expenses	0.01	N/A	N/A
Total Other Expenses	0.37	0.30	N/A
Total Annual Fund Operating Expenses	1.091	1.02	1.01
Fee Waiver and/or Expense Reimbursement	0.062	N/A	0.014
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.03	1.02	1.00

*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (April 30, 2011) and the Acquiring Fund (April 30, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of May 1, 2010 and do not include the estimated costs of the Reorganization. The Target Fund will not bear any Reorganization costs.  For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1.	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2.
The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.27%, Class B shares to 2.02%, Class C shares to 2.02% and Class Y shares to 1.02% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

3.	“Distribution and/or Service (12b-1) Fees” have been estimated for the current fiscal year.
4
Effective upon the closing of the Reorganization, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.25%, Class B shares to 2.00%, Class C shares to 2.00%, and Class Y shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund

6

into the Acquiring Fund are also provided.  All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements.  To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	One Year	Three Years	Five Years	Ten Years
Invesco U.S. Mid Cap Value Fund (Target) - Class A	$673	$946	$1,238	$2,069
Invesco Van Kampen American Value Fund (Acquiring) - Class A	$672	$931	$1,209	$2,000
Combined Pro forma Target Fund + Acquiring Fund - Class A (assuming the Reorganization is completed)	$670	$927	$1,203	$1,988

Invesco U.S. Mid Cap Value Fund (Target) - Class B	$706	$949	$1,318	$2,224
Invesco U.S. Mid Cap Value Fund (Target) - Class B (if you did not redeem your shares)	$206	$649	$1,118	$2,224
Invesco Van Kampen American Value Fund (Acquiring) - Class B	$629	$703	$897	$1,534
Invesco Van Kampen American Value Fund (Acquiring) - Class B (if you did not redeem your shares)	$129	$403	$697	$1,534
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed)	$627	$699	$891	$1,522
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$127	$399	$691	$1,522

Invesco U.S. Mid Cap Value Fund (Target) - Class C	$306	$649	$1,118	$2,416
Invesco U.S. Mid Cap Value Fund (Target) - Class C (if you did not redeem your shares)	$206	$649	$1,118	$2,416
Invesco Van Kampen American Value Fund (Acquiring) - Class C	$302	$624	$1,073	$2,317
Invesco Van Kampen American Value Fund (Acquiring) - Class C (if you did not redeem your shares)	$202	$624	$1,073	$2,317
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed)	$300	$620	$1,067	$2,305
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$200	$620	$1,067	$2,305

Invesco U.S. Mid Cap Value Fund (Target) - Class Y	$105	$341	$595	$1,323
Invesco Van Kampen American Value Fund (Acquiring) - Class Y	$104	$325	$563	$1,248
Combined Pro forma Target Fund + Acquiring Fund - Class Y (assuming the Reorganization is completed)	$102	$321	$557	$1,235

The Example is not a representation of past or future expenses.  Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

Portfolio Turnover

7

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

The portfolio turnover rate for the Target Fund and the Target Fund's predecessor fund for the fiscal year ended September 30, 2010 was 60% of the average value of the portfolio. The portfolio turnover rate of the Target Fund for the fiscal period October 1, 2010 to April 30, 2011 was 26% of the average value of the portfolio.  The portfolio turnover rate for the Acquiring Fund and the Acquiring Fund's predecessor fund for the fiscal year ended June 30, 2010 was 50% of the average value of the portfolio.  The portfolio turnover rate of the Acquiring Fund for the fiscal period July 1, 2010 to April 30, 2011 was 28% of the average value of portfolio.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2011 is shown below.  The returns below may not be indicative of a Fund’s future performance.  The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund.  Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses.  The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.”  Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

8

Average Annual Total Returns*
1 Year	5 Years	10 Years
Invesco Van Kampen American Value Fund (Acquiring Fund) – Class A (inception date: October 18, 1993)1
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
-8.88 -8.97 -5.75	-0.79 -1.88 -0.96	6.03 5.45 5.14
Invesco U.S. Mid Cap Value Fund (Target Fund) – Class A (inception date: July 17, 1998)2
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
-8.29 -8.34 -5.30	1.30 1.19 1.09	6.28 6.22 5.52

*           The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares of the Funds.
1.
The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010.  The returns shown for periods after June 1, 2010, are those of the Acquiring Fund.  The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

2.
The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Target Fund on June 1, 2010.  The returns shown for periods after June 1, 2010, are those of the Target Fund. The returns of the Target Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers.  In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund.  The effective advisory fee at current breakpoint levels of the Acquiring Fund is the same as the effective advisory fee at current breakpoint levels of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.  Invesco Advisers has acted as an investment adviser since its organization in 1976.  As of September 30, 2011, Invesco Advisers had $281 billion under management.  Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund.  The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•Invesco Asset Management Deutschland GmbH;	•Invesco Hong Kong Limited;
•Invesco Asset Management Limited;	•Invesco Asset Management (Japan) Limited;
•Invesco Australia Limited;	•Invesco Senior Secured Management, Inc.; and
•Invesco Canada Ltd.

9

Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund.  The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.  For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

No.  The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund.  The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect.  Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization.  Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

When are the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around April 30, 2012.

How do I vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet.  The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares.  If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of the Target Fund do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.

10

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, you will incur any applicable deferred sales charge, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund.  This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization.  This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs.  The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization.  You are encouraged to read the entire document.  If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences.  In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI.  The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents.  A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Investment Strategies. Under normal circumstances, at least 80% of the Target Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index.  Under normal market conditions, the Acquiring Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies.  The Acquiring Fund defines small- and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with the capitalization range of approximately $202 million to $19 billion as of October 31, 2011.  The Acquiring Fund also may invest in larger companies.

In pursuing its investment objective, each Fund emphasizes a value style of investing.  The Adviser seeks attractively valued companies for the Target Fund that are experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.  The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio.  The Acquiring Fund may purchase stocks that typically do not pay dividends.  The Adviser seeks for the Acquiring Fund attractively valued companies experiencing a change that could have a positive impact on a company’s outlook.  The Acquiring Fund invests in equity securities, which are common stocks and preferred stocks; convertible securities and equity-linked securities; and rights and warrants to purchase common stocks and other equity interests, such as partnership and trust interests.

11

The Adviser sells a security when it believes that it no longer fits the Target Fund’s investment criteria.  The Acquiring Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so.  Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

Derivatives. Generally, the Target Fund and Acquiring Fund invest in similar derivative instruments and employ similar investment strategies that utilize derivatives.  The Target Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income.  The Target Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, options, and other related instruments and techniques.  The Target Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.  Derivatives will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.  The Acquiring Fund may also purchase and sell options, futures contracts and, options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks.

Foreign Securities.  The Target Fund may invest up to 20% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries.  The securities in which the Target Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.  The Acquiring Fund may also invest up to 20% of its total assets in securities of foreign issuers but does not include emerging and developing market investments as part of its principal investment strategies.

REITS.  Each Fund may invest up to 20% of its assets in real estate investment trusts (“REITs”).

Repositioning Costs.

The Reorganization may result in the sale of some of the portfolio securities of the Target Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy.  The transaction costs incurred in connection with the sale of such portfolio securities following to the Reorganization is estimated not to be material.

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio.  The principal risks of the Target Fund and the Acquiring Fund are substantially similar.  However, as noted, only the Target Fund has developing markets risk as a principal risk.  For more detailed information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Target Fund Acquiring Fund
Currency/Exchange Rate Risk.  The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments  are traded.

Target Fund Acquiring Fund
Derivatives Risk.  Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Target Fund Acquiring Fund

12

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.  Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Target Fund Acquiring Fund
Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested.  Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Target Fund Acquiring Fund
Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.	Target Fund Acquiring Fund
Market Risk.  The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Target Fund Acquiring Fund
REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies and their shares may be more  volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Target Fund Acquiring Fund
Small- and Mid-capitalization Risk.  Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets,  management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Target Fund Acquiring Fund
Value Investing Style Risk.  The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Target Fund Acquiring Fund
Developing Markets Risk.  Securities issued by foreign companies and governments  located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Target Fund

13

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities.   Fundamental investment restrictions of a Fund cannot be changed without shareholder approval.  The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same.  Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.

Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund's investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund.  The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes.  Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs.  In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares.  The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A Class B Class C Class Y	Class A Class B Class C Class Y

Neither Fund currently offers Class B shares to new investors.  Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares.  Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.

The sales charge schedule (if any) of each share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund.  Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment.  Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold.  Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase.  Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds.  Class Y shares are sold without any initial sales charge or contingent deferred sales charge.  Each share class except Class Y imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section.  The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

14

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization.  In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes.  Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any.  In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization.  The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, and Class C shares.  Class Y shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc., the Funds’ principal underwriter (“IDI”) in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, and at the annual rate of 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares.  Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

The Distribution Plans for the Acquiring Fund and the Target Fund are similar, however, IDI may be reimbursed from an Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Target Fund’s Distribution Plans (i.e., 0.25% for Class A shares, and 1.00% for Class B and Class C shares).  This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

The fee table under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same.  Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone, or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts).  The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies.  For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts).  Certain exemptions apply as set forth in the Funds’ prospectuses.  The foregoing investment minimums will not apply to shares received in connection with the Reorganization.  However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods.  See the Funds’ prospectuses for details.

Comparison of Distribution Policies

15

The Target Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually.  The Acquiring Fund declares and pays dividends of net investment income, if any, quarterly, and capital gains distributions, if any, at least annually.  Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws.  As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund.  Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class.  The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust.  More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis.  The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form.  At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses:  (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the

16

Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement.  The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around April 30, 2012 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”).  Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take.  The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties.  The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds.  This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers.  The transaction also resulted in significant product overlap.  The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011.  The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

Each Board of Trustees of the Invesco Funds created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately multiple times from September 2011 through November 2011  to discuss the proposed Reorganization.  Meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee.  The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) met separately to consider these matters.  The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees.  The Board received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund, and their respective shareholders.  The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends.  The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, and (ii) Invesco Advisers’ paying the Target Fund’s Reorganization costs, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for one year after the Closing, and (iv) the expected tax free nature of the Reorganization for the

17

Target Fund and its shareholders for federal income tax purposes.  The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.

With respect to the Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, total return, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; (iii) Target Fund shareholders would become shareholders of a Fund with the same effective management fee; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2013, so that such expenses do not exceed an agreed upon cap as set forth in the fee tables above.

Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base.  The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization.  The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization.  Consequently, the Board approved the Agreement and each of the Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•
the holding period of the shares of the Acquiring Fund  received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund  (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

   Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market

18

system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable.  Such distributions, if made, are anticipated to be made in the 2012 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization.  The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing.  Under one such limitation, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of Closing of the Reorganization.  At October 31, 2011, the aggregate capital loss carryovers, including realized gain for the current fiscal year, for the Target Fund and Acquiring Fund are $2.5 million and $67.9 million, respectively.  For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of its portfolio investments on a tax basis as a percentage of its net asset value at October 31, 2011 is 0% compared to the Acquiring Fund at October 31, 2011 of 3%, and on a combined basis of 2%.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganization(s)

The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000.  The total estimated costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are estimated to be $90,000 and $15,000, respectively.  Invesco Advisers will bear the Reorganization costs of the Target Fund.  The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus, and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting.  This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting.  Target Fund

19

shareholders may vote by appearing in person at the Meeting and following the instructions below.  You do not need to attend the Meeting to vote, however.  Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about January 19, 2012, to all shareholders entitled to vote.  Shareholders of record of  the Target Fund as of the close of business on January 4, 2012 (the “Record Date”), are entitled to vote at the Meeting.  The number of outstanding shares of each class of the Target Fund on January 4, 2012, can be found at Exhibit A.  Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting.  If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person.  However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund.  For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement.  Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum.  If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes.  The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval.  Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the  Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting.  Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

Proxy Solicitation

The Target Fund has engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting.  Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus.  Proxies are expected to be solicited principally by mail, but the Target

20

Fund or Solicitor may also solicit proxies by telephone, facsimile, or personal interview.  The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request.  The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus.  Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of January 4, 2012, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of October 31, 2011, for the Reorganization, the total net assets, number of shares outstanding, and net asset value per share of each class of each Fund.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund(s).  The pro forma capitalization column in the table assumes that the Reorganization has taken place.  The capitalizations of the Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.  The information is unaudited.

	Invesco U.S. Mid Cap Value Fund (Target Fund)	Invesco Van Kampen American Value Fund (Acquiring Fund)	Pro Forma Adjustments2	Invesco Van Kampen American Value Fund (pro forma)
Net assets (all classes)1	$200,700,734	$834,076,330	–	$1,034,777,064
Class A net assets	$49,682,635	$580,404,952	–	$630,087,587
Class A shares outstanding	1,380,327	21,788,147	484,4623	23,652,936
Class A net asset value per share	$35.99	$26.64	–	$26.64
Class B net assets	$166,471	$45,092,306	–	$45,258,777
Class B shares outstanding	4,675	1,858,977	2,1873	1,865,839
Class B net asset value per share	$35.61	$24.26	–	$24.26
Class C net assets	$365,588	$67,828,567	–	$68,194,155
Class C shares outstanding	10,267	2,833,483	5,0053	2,848,755
Class C net asset value per share	$35.61	$23.94	–	$23.94

21

Class Y net assets	$150,486,040	$111,926,764	–	$262,412,804
Class Y shares outstanding	4,130,689	4,186,656	1,498,9783	9,816,323
Class Y net asset value per share	$36.43	$26.73	–	$26.73

1	The Target Fund and the Acquiring Fund currently have Class A, Class B, Class C and Class Y shares outstanding. The Acquiring Fund also currently offers Class R and Institutional Class shares.
2
Invesco will bear 100% of the Reorganization expenses of the Target Fund.  As a result, there are no pro forma adjustments to nets assets.  The Acquiring Fund will bear its reorganization costs of approximately $30,000, which is not reflected as a pro forma adjustment in the table.

3    Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share assuming the reorganization would have taken place on April 30 2011.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders.  A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed.  If the proposed Reorganization is approved and completed for the Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund.  The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting.  For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.  The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-03826.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC.  Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520.  Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates.  The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

22

EXHIBIT A

Outstanding Shares of the Target Fund

As of January 4, 2012, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund Share Classes	Number of Shares Outstanding
Invesco U.S. Mid Cap Value Fund
Class A	1,392,184.51
Class B	4,651.03
Class C	13,834.55
Class Y	4,113,618.54

A-1

EXHIBIT B

Ownership of the Target Fund

Significant Holders

Listed below are the name, address, and percent ownership of each person who, as of  January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Class of Shares	Number of Shares Owned	Percent Owner or Record
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	A	467,156.46	33.56%
PRIAC AS TTEE/CUSTODIAN FBO VARIOUS RETIREMENT PLANS 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	A	295,532.85	21.23%
FIDELITY INVESTMENTS INSTITUTIONAL FBO OPERATIONS CO FIIOC AS AGENT FOR 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999	A	237,054.27	17.03%
CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS SPECIAL CUSTODY FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	A	118,155.70	8.49%
NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST 1WFC NEW YORK NY 10281-1003	A	82,393.31	5.92%
EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	B	755.20	16.24%
INTC CUST IRA R/O FBO SHERRY H OUYANG MOORPARK CA	B	603.60	12.98%
INTC SIMI VALLEY UNIFIED SCHOOL CAROL TILLMAN NEWBURY PARK CA	B	455.94	9.80%
AIM ADVISORS INC ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499	B	321.96	6.92%
INTC CENTER RACEWAY RESTAURANT CORP AGAPIOS PAVLIDES EASTCHESTER NY	B	292.88	6.30%
INTC CUST ROTH IRA FBO MICHAEL J IAVASILE SOUTH LYON MI	B	292.77	6.29%
INTC CUST ROLLOVER IRA FBO ADAN D ABARCA SAN CLEMENTE CA	B	282.88	6.08%
UMB BANK NA C/F EAST PENN SCHOOL DISTRICT 403B FBO JASON L GEIST MACUNGIE PA	B	253.95	5.46%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102	C	5,206.06	37.63%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	C	2,896.57	20.94%
CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	C	1,071.35	7.74%
MAC & CO FBO HERTZ CORP ATTN MUTUAL FUND OPERATIONS 525 WILLIAM PENN PLACE PITTSBURGH PA 15219-1707	Y	1,190,942.67	28.95%
STATE STREE BANK & TRUST COMPANY AS TRUSTEE FOR 401K FBO THE BECHTEL NR PROGRAM DEFINED CONTRIBUTION MASTER TRUST 1200 CROWN COLONY DR CC12N QUINCY MA 02169-0938	Y	1,156,244.83	28.11%
FIDELITY INVESTMENTS INSTITUTIONAL FBO OPERATIONS FIIOC AS AGENT FOR 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999	Y	380,139.76	9.24%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Y	268,119.33	6.52%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Y	206,718.11	5.03%

__________

*The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of January 4, 2012.

B-1

EXHIBIT C

Ownership of the Acquiring Fund

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Class of Shares	Number of Shares Owned	Percent Owner or Record
EDWARD JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	A	7,145,030.03	33.32%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484	A	1,124,218.00	5.24%
EDWARD JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	B	366,947.59	20.89%
BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	B	246,097.93	14.01%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	B	123,757.71	7.05%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NY 07311	B	117,014.91	6.66%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	B	94,287.99	5.37%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102	C	315,105.78	11.39%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484	C	296,727.55	10.72%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NY 07311	C	288,872.09	10.44%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	C	203,756.62	7.36%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	199,183.95	7.20%
CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	C	173,893.34	6.28%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NY 07311	Y	2,201,624.53	53.55%
EDWARD JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	Y	967,511.28	23.53%

__________

* The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 4, 2012.

C-1

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2011 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.           It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.           Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

D-1

(a)           The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)           The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).

(c)           The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)           As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve.  Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date.  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange,

D-2

irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e)           Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.           With respect to each Reorganization:

(a)           The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b)           The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c)           The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d)           All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.           Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.           With respect to each Reorganization:

(a)           The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Target

D-3

Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b)           The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c)           At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)           The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)           In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so

D-4

that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.           Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a)           The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b)           The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d)           The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f)           Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets

D-5

and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g)           The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”).  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h)           Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i)           On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature

D-6

or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

                (j)           The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k)           All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute

D-7

a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)           The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n)           The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o)           The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.           Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b)           The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c)           No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)           The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

D-8

(f)           The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)           Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h)           On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i)           The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

D-9

(j)           All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)           The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n)           The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.           With respect to each Reorganization:

(a)           The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

D-10

(b)           The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c)           The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d)           The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e)           If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f)           Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g)           As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h)           If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

D-11

(i)           It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j)           Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k)           If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.           With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b)           The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c)           The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be

D-12

performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.           With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b)           If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(c)           The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d)           The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e)           The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f)           The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for

D-13

dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.           The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.           On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.           All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.           A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.           The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the

D-14

Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.           Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization.  A Target Fund will bear its costs associated with the Reorganization to the extent that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by the Adviser and discussed with the Board.  IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.           After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.           The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

                This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.           The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

D-15

14.2.           This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.           This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

D-16

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc. By: _________________________________ Name: Title:
AIM Investment Funds (Invesco Investment Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto
By:   _________________________________
Name:
Title:

D-17

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity	Closing Date

Invesco Balanced-Risk Commodity Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Commodities Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class

Invesco Van Kampen American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y

Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Capital Development Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Class A	Investor Class
Institutional Class	Institutional Class

Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco High Income Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Class A	Class A

D-18

Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class

Inveso Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Leisure Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Development Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

D-19

Schedule 1.2(c)

Excluded Liabilities

None

D-20

Schedule 8.6

Tax Opinions

(i)           The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)           No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)           The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)           The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)           No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)           The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)           The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

D-21

(x)           For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

D-22

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus.  The financial highlights tables below provide additional information for the most recent six-month reporting period.  The information for the six-month semi-annual reporting period is unaudited.  Each Fund’s fiscal year end is April 30, and, accordingly, each Fund’s financial highlights table below contains information for the six-month period ended October 31, 2011.

Target Fund

The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.

	Net asset value, beginning of period	Net invest-ment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized) (b)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b), (c)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover(e)
Class A
Six months ended 10/31/11	$39.95	$0.11	$(4.07)	$(3.96)	$—	$35.99	(9.91)%	$49,683	1.26%	1.29%	0.60%	16%
Class B
Six months ended 10/31/11	39.67	(0.03)	(4.03)	(4.06)	—	35.61	(10.23)	166	2.01	2.04	(0.15)	16
Class C
Six months ended 10/31/11	39.67	(0.03)	(4.03)	(4.06)	—	35.61	(10.23)	366	2.01	2.04	(0.15)	16
Class Y
Six months ended 10/31/11	40.38	0.16	(4.11)	(3.95)	—	36.43	(9.78)	150,486	1.01	1.04	0.85	16

(a) Calculated using average shares outstanding.
(b) Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(4.30), $(4.26), $(4.26) and $(4.34) for Class A, Class B, Class C, and Class Y shares, respectively, and total returns would have been lower.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000’s omitted) of $50,504, $181, $354 and $156,558 for Class A, Class B, Class C and Class Y shares, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

E-1

Acquiring Fund

The following schedule presents financial highlights for one share of the Acquiring Fund outstanding for the period indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distribu- tions from net realized gains	Total distribu-tions	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses abosrbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed (c)	Ratio of net investment income to average net assets(c)	Portfolio turnover(d)
Class A
Six months ended 10/31/11	$29.86	$0.08	$(3.26)	$(3.18)	$(0.04)	$—	$(0.04)	$26.64	(10.64)%	$580,405	1.29%	1.30%	0.60%	16%
Class B
Six months ended 10/31/11	27.19	0.07	(2.96)	(2.89)	(0.04)	—	(0.04)	24.26	(10.64)(e)	45,092	1.29(e)	2.05(e)	0.60(e)	16
Class C
Six months ended 10/31/11	26.89	(0.01)	(2.94)	(2.95)	—	—	—	23.94	(10.97)(f)	67,829	2.00(f)	2.05(f)	(0.11)(f)	16
Class Y(g)
Six months ended 10/31/11	29.98	0.11	(3.28)	(3.17)	(0.08)	—	(0.08)	26.73	(10.59)	111,927	1.04	1.05	0.85	16

(a) Calculated using average shares outstanding.
(b) Includes adjustments for six months ended October 31, 2011 and ten months ended April 30, 2011 in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Ratios are annualized and based on average daily net assets (000’s omitted) of $593,880, $47,910, $68,072, $21,180, $104,356 and $3,539 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $250,607,755 and sold of $65,421,229 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Mid-Cap Value Fund and Invesco Mid Cap Basic Value Fund into the Fund.
(e) The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 1.00%, 0.37% and 0.49% for the six months ended October 31, 2011, the ten months ended April 30, 2011 and the year ended June 30, 2010.
(f) The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 1.00% and 0.96% for the six months ended October 31, 2011 and the ten months ended April 30, 2011.
(g) On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

E-2

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
[LAPTOP GRAPHIC]	VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours
[TELEPHONE GRAPHIC]	VOTE BY TELEPHONE Call x-xxx-xxx-xxxx Follow the recorded instructions available 24 hours
[MAILBOX GRAPHIC]	VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope

Please detach at perforation before mailing.

[INVESCO LOGO]
INVESCO U.S. MID CAP VALUE FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012

The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.

NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: x-xxx-xxx-xxxx
[________________] [_____________________]
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 2, 2012.
The Proxy Statement is available at:  ______________

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK.  Example: [X]

[__]           To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Van Kampen American Value Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	[__]	[__]	[__]

PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

January 18, 2012

Dear Shareholder,

Invesco is continually conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process, the Invesco Funds Boards have approved a realignment of four fund offerings, subject to shareholder approval.

The independent trustees of the Invesco Funds Board believe that the reorganization proposed in the accompanying proxy statement/prospectus is in the best interest of your Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor

President and Principal Executive Officer

AIM Equity Funds (Invesco Equity Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 2, 2012

A special meeting (the “Meeting”) of the shareholders of the Invesco Capital Development Fund (the “Target Fund”), a series of AIM Equity Funds (Invesco Equity Funds) (the “Target Trust”), will be held on April 2, 2012, at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Van Kampen Mid Cap Growth Fund (the “Acquiring Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Acquiring Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

Shareholders of record as of the close of business on January 4, 2012, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.  The proposal will be effected only if the Target Fund’s shareholders approve the proposal.

The Board of Trustees of the Target Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.

Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

/s/Philip Taylor
Mr. Philip Taylor
President

January 18, 2012

AIM Equity Funds (Invesco Equity Funds) AIM Sector Funds (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

PROXY STATEMENT/PROSPECTUS

January 18, 2012

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Invesco Capital Development Fund (the “Target Fund”), a series of AIM Equity Funds (Invesco Equity Funds) (the “Target Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference.  This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Van Kampen Mid Cap Growth Fund (the “Acquiring Fund”), which is a series of AIM Sector Funds (Invesco Sector Funds) (the “Acquiring Trust”).  The Target Fund and the Acquiring Fund are a series of a registered open-end management investment company.  The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 2, 2012, at 3:00 p.m., Central time.  At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization.  No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board of Trustees of the Target Trust (the “Board”) has fixed the close of business on January 4, 2012, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof.  Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share).  This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about January 19, 2012, to all shareholders eligible to vote on the Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund.  If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”).  The current prospectus of the Target Fund dated February 28, 2011, as amended, is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders – containing audited financial statements for the most recent fiscal year – and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.  An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  You may lose money by investing in the Funds.

Exhibits

EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below.  The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes.  The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization.  The Board recommends that shareholders of the Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganization?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds.  This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers.  The transaction also resulted in significant product overlap.  The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011.  The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds.  The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a shareholder?

Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization.  The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus.  The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Fund have similar investment objectives, as described below.  Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives
Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)
Long-term growth of capital.	To seek capital growth

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund.  As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same.  The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS - Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization.  The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown.

2

Expense Tables and Expense Examples*

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	0.25	0.25	0.25
Other Expenses	0.35	0.35	0.35
Total Annual Fund Operating Expenses	1.28	1.29	1.28

3

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	1.00	0.321	0.32
Other Expenses	0.35	0.35	0.35
Total Annual Fund Operating Expenses	2.03	1.36	1.35

4

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	1.00	1.00	1.00
Other Expenses	0.35	0.35	0.35
Total Annual Fund Operating Expenses	2.03	2.04	2.03

5

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	0.50	0.50	0.50
Other Expenses	0.35	0.35	0.35
Total Annual Fund Operating Expenses	1.53	1.54	1.53

6

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.35	0.35	0.35
Total Annual Fund Operating Expenses	1.03	1.04	1.03

7

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Investor Class	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.50%	None2
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	0.25	0.25	0.25
Other Expenses	0.35	0.35	0.35
Total Annual Fund Operating Expenses	1.28	1.29	1.28

8

	Current		Pro Forma
	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Invesco Capital Development Fund + Invesco Van Kampen Mid Cap Growth Fund (assumes Reorganization is completed)
	Institutional Class	Institutional Class	Institutional Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.69%	0.68%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.17	0.13	0.15
Total Annual Fund Operating Expenses	0.85	0.82	0.83

*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (October 31, 2011) and the Acquiring Fund (April 30, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of May 1, 2010, and do not include the estimated costs of the Reorganization.  The Target Fund will not bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1	“Distribution and/or Service (12b-1) Fees” have been estimated for the current fiscal year.
2	Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided.  All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements.  To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

9

Fund/Class	One Year	Three Years	Five Years	Ten Years
Invesco Capital Development Fund (Target) - Class A	$673	$934	$1,214	$2,010
Invesco Capital Development Fund (Target) - Investor Class1	$130	$406	$702	$1,545
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class A	$674	$936	$1,219	$2,021
Combined Pro forma Target Fund + Acquiring Fund - Class A (assuming the Reorganization is completed)	$673	$934	$1,214	$2,010

Invesco Capital Development Fund (Target) - Class B	$706	$937	$1,293	$2,166
Invesco Capital Development Fund (Target) - Class B (if you did not redeem your shares)	$206	$637	$1,093	$2,166
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class B	$638	$731	$945	$1,616
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class B (if you did not redeem your shares)	$138	$431	$745	$1,616
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed)	$637	$728	$939	$1,605
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$137	$428	$739	$1,605

Invesco Capital Development Fund (Target) - Class C	$306	$637	$1,093	$2,358
Invesco Capital Development Fund (Target) - Class C (if you did not redeem your shares)	$206	$637	$1,093	$2,358
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class C	$307	$640	$1,098	$2,369
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class C (if you did not redeem your shares)	$207	$640	$1,098	$2,369
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed)	$306	$637	$1,093	$2,358
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$206	$637	$1,093	$2,358

Invesco Capital Development Fund (Target) - Class R	$156	$483	$834	$1,824
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class R	$157	$486	$839	$1,834
Combined Pro forma Target Fund + Acquiring Fund - Class R (assuming the Reorganization is completed)	$156	$483	$834	$1,824

Invesco Capital Development Fund (Target) - Class Y	$105	$328	$569	$1,259
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) - Class Y	$106	$331	$574	$1,271
Combined Pro forma Target Fund + Acquiring Fund - Class Y (assuming the Reorganization is completed)	$105	$328	$569	$1,259

Invesco Capital Development Fund (Target) - Institutional Class	$87	$271	$471	$1,049
Invesco Van Kampen Mid Cap Growth Fund (Acquiring) – Institutional Class	$84	$262	$455	$1,014
Combined Pro forma Target Fund + Acquiring Fund - Institutional Class (assuming the Reorganization is completed)	$85	$265	$460	$1,025

1           Investor Class shareholders will be issued Class A shares as part of the Reorganization.

The Example is not a representation of past or future expenses.  Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

10

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

During the fiscal year ended October 31, 2011, the Target Fund’s portfolio turnover rate was 127% of the average value of its portfolio.  The portfolio turnover rate of the Acquiring Fund and the Acquiring Fund's predecessor fund for the fiscal year April 1, 2010 to March 31, 2011 was 162% of the average value of the portfolio. The portfolio turnover rate of the Acquiring Fund for the fiscal period April 1, 2011 to April 30, 2011 was 21% of the average value of the portfolio.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2011 is shown below.  The returns below may not be indicative of a Fund’s future performance.  The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund.  Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses.  The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.”  Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

11

Average Annual Total Returns*
1 Year	5 Years	10 Years
Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund) – Class A (inception date: December 27, 1995)1
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
-12.13 -12.13 -7.88	1.60 1.06 1.33	5.82 5.49 5.08
Invesco Capital Development Fund (Target Fund) – Class A (inception date: June 17, 1996)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
-10.64 -10.64 -6.92	-3.44 -4.17 -2.92	3.47 2.71 2.97

*           The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.
1.
The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010.  The returns shown for periods after June 1, 2010, are those of the Acquiring Fund.  The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers.  In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund.  The advisory fee of the Acquiring Fund at certain breakpoint levels is higher than the advisory fee of the Target Fund.  Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.  Invesco Advisers has acted as an investment adviser since its organization in 1976.  As of September 30, 2011, Invesco Advisers had $281 billion under management.  Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund.  The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•Invesco Asset Management Deutschland GmbH;	•Invesco Hong Kong Limited;
•Invesco Asset Management Limited;	•Invesco Asset Management (Japan) Limited;
•Invesco Australia Limited;	•Invesco Senior Secured Management, Inc.; and
•Invesco Canada Ltd.

12

Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund.  The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.  However, as part of the Reorganization, Investor Class shareholders of the Target Fund will receive Class A shares of the Acquiring Fund and will be eligible to purchase additional Class A shares without paying an initial sales charge.  Class A shares have a different sales load structure.  For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

No.  The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund.  The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect.  Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization.  Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

When are the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around April 30, 2012.

How do I vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet.  The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares.  If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of the Target Fund do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.

13

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, you will incur any applicable deferred sales charge, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund.  This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization.  This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs.  The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization.  You are encouraged to read the entire document.  If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences.  In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI.  The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents.  A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Investment Strategies.  The investment strategies of the Target Fund and the Acquiring Fund are similar, in that each Fund invests primarily in equity securities of mid-capitalization issuers.  The Acquiring Fund, however, generally has greater exposure to real estate investment trusts (“REITs”) and may purchase and sell options, futures contracts, and options on futures contracts as part of its principal investment strategy.  The Acquiring Fund seeks to achieve its investment objective by investing primarily in equity securities of medium-sized companies that are considered to have strong earnings growth.  The Acquiring Fund has a policy to invest, under normal circumstances, at least 80% of net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment.  The Target Fund seeks to achieve its investment objective by investing primarily in equity securities of mid-capitalization issuers.  The Target Fund’s portfolio generally contains issuers with characteristics of consistent growth and earnings-acceleration.  Under current market conditions, both Funds define medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $202 million to $19 billion as of October 31, 2011).

The Funds have the same portfolio management team and utilize the same investment process.  For each Fund, the Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question,

14

the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.  The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

Repositioning Costs.

The Reorganization may result in the sale of some of the portfolio securities of the Target Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy.  The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization is estimated not to be material

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio.  The principal risks of the Target Fund and the Acquiring Fund are similar.  However, as noted, only the Target Fund has initial public offering (IPO) risk as a principal risk.  Further, only the Acquiring Fund may invest in futures and options as part of its principal investment strategies and, therefore, is subject to counterparty risk, derivatives risk, leverage risk, and REIT risk/real estate risk, as described below.  For more detailed information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Foreign Securities Risk.  The Fund’s foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.  Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Target Fund Acquiring Fund
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Target Fund Acquiring Fund
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Target Fund Acquiring Fund
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Target Fund Acquiring Fund
Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Target Fund Acquiring Fund
Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.
Target Fund
Counterparty Risk. Many of the instruments that the Fund expects to hold may be	Acquiring Fund

15

subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Derivatives Risk.  Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Acquiring Fund
Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested.  Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Acquiring Fund
REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies and their shares may be more  volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Acquiring Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities as well as certain non-fundamental restrictions.   Fundamental investment restrictions of a Fund cannot be changed without shareholder approval.  Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.  The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same.

Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund's investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund.  The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes.  Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs.  In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares.  The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

16

The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A Class B Class C Class R Class Y Investor Class Institutional Class	Class A Class B Class C Class R Class Y Class A Institutional Class

Neither Fund currently offers Class B shares to new investors.  Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares.  Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.

The sales charge schedule (if any) of each share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund.  Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment.  Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold.  Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase.  Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds.  Class R, Class Y, and Institutional Class shares of each Fund are sold without any initial sales charge or contingent deferred sales charge.  Investor Class shares of the Target Fund are sold without any initial sales charge or contingent deferred sales charge, and Target Fund shareholders who hold Investor Class will receive Class A shares of the Acquiring Fund.  Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge.  Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section.  The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization.  In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes.  Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any.  In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization.  Contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the contingent deferred sales charge.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C and Class R shares.  Class Y, Investor Class and Institutional Class shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc., the Funds’ principal underwriter (“IDI”) in connection with the distribution of Target Fund shares and

17

providing shareholder services at the annual rate of 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of 0.50% of the Target Fund’s average net assets attributable to Class R shares.  Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

The Distribution Plans for the Acquiring Fund and the Target Fund are similar, however, IDI may be reimbursed from an Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Target Fund’s Distribution Plans (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares).  This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

The fee table under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same.  Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, Class Y and Investor Class shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts).  There is no minimum investment required to purchase Class R shares.  Institutional Class shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment.  The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies.  For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses.  The foregoing investment minimums will not apply to shares received in connection with the Reorganization.  However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods.  See the Funds’ prospectuses for details.

Comparison of Distribution Policies

Each Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually.  Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Target Fund and the Acquiring Fund are a series of the Acquiring Trust or Target Trust (together, the “Trusts”), each of which is a Delaware statutory trust.  In addition, the Trusts’ governing instruments, including a declaration of trust and bylaws, are substantially the same.  As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund.  Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class.  The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust.  More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

18

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis.  The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form.  At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses:  (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement.  The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around April 30, 2012 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”).  Following receipt of the requisite shareholder vote in favor

19

of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take.  The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties.  The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds.  This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers.  The transaction also resulted in significant product overlap.  The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011.  The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

Each Board of Trustees of the Invesco Funds created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately multiple times, from September 2011 through November 2011  to discuss the proposed Reorganization.  Meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee.  The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) met separately to consider these matters.  The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees.  The Board received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund, and their respective shareholders.  The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends.  The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, and (ii) Invesco Advisers’ paying the Target Fund’s Reorganization costs, and (iii) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes.  The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.   With respect to the Reorganization, the Board considered the following additional matters.

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with higher effective management fee at current asset levels but an estimated slightly lower overall total expense ratio on a pro forma basis.

Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base.  The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization.  The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value

20

would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization.  Consequently, the Board approved the Agreement and each of the Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•
the holding period of the shares of the Acquiring Fund  received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund  (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

   Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable.  Such distributions, if made, are anticipated to be made in the 2012 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization.  The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future

21

gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing.  First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in the Reorganization (e.g. in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period.  The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Target Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., net unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year.  Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization may cause the Target Fund’s tax year to close early in the year of the Reorganization.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010) for regulated investment companies regardless of whether such regulated investment company is a party to a reorganization.  Consequently, these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Invesco Capital Development Fund (Target Fund) (000,000s)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund) (000,000s)
	at 10/31/2011	at 10/31/2011

Aggregate Capital Loss Carryovers on a Tax Basis (1)	($146.3)	($81.4)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$57.8	$37.4
Aggregate Net Asset Value	$637.7	$1,468.8
Approximate Annual Limitation (2)	$22.6	N/A
(1)           Acquiring Fund  at April 30, 2011; includes realized gain or loss for the current fiscal year determined on the basis of generallyaccepted accounting principles.
(2)           Based on the long-term tax-exempt rate for ownership changes during January 2012 of 3.55%.

Based upon the Target Fund’s capital loss position at October 31, 2011, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time.  However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied.  As of October 31, 2011, the Acquiring Fund has net unrealized appreciation in the value of its investments which, if realized

22

  prior to Closing, would reduce its available capital loss carryovers.  The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

         In addition, if the Acquiring Fund following the Reorganization has proportionately greater net unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s net unrealized appreciation (depreciation) in value of its portfolio investments on a tax basis as a percentage of its net asset value at October 31, 2011 is 9% compared to the Acquiring Fund at October 31, 2011 of 3%, and on a combined basis of 5%.
After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganization(s)

The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000.  The total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are estimated to be $620,000 and $211,000, respectively.  Invesco Advisers will bear the Reorganization costs of the Target Fund.  The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus, and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting.  This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting.  Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below.  You do not need to attend the Meeting to vote, however.  Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about January 19, 2012, to all shareholders entitled to vote.  Shareholders of record of the Target Fund as of the close of business on January 4, 2012 (the “Record Date”), are entitled to vote at the Meeting.  The number of outstanding shares of each class of the Target Fund on January 4, 2012, can be found at Exhibit A.  Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting.  If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person.  However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

23

A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund.  For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement.  Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum.  If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes.  The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval.  Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the  Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting.  Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

Proxy Solicitation

The Target Fund has engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting.  Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus.  Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile, or personal interview.  The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request.  The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus.  Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of January 4, 2012, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

24

Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of October 31, 2011, for the Reorganization, the total net assets, number of shares outstanding, and net asset value per share of each class of each Fund.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund(s).  The pro forma capitalization column in the table assumes that the Reorganization has taken place.  The capitalizations of the Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco Capital Development Fund (Target Fund)	Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)4	Pro Forma Adjustments1,4	Invesco Van Kampen Mid Cap Growth Fund (pro forma)4
Net assets (all classes)	$637,745,534	$1,468,806,381	–	$2,106,551,915
Class A net assets	$464,067,085	$1,186,617,420	$9,214,0522	$1,659,898,557
Class A shares outstanding	29,653,800	42,487,764	(12,708,018)2,3	59,433,546
Class A net asset value per share	$15.65	$27.93	–	$27.93
Class B net assets	$33,335,249	$119,727,530	–	$153,062,779
Class B shares outstanding	2,483,927	4,882,700	(1,124,453)3	6,242,174
Class B net asset value per share	$13.42	$24.52	–	$24.52
Class C net assets	$52,724,956	$101,496,317	–	$154,221,273
Class C shares outstanding	3,934,147	4,224,422	(1,740,324)3	6,418,245
Class C net asset value per share	$13.40	$24.03	–	$24.03
Class R net assets	$28,768,567	$12,388,128	–	$41,156,695
Class R shares outstanding	1,884,906	447,000	(846,881)3	1,485,025
Class R net asset value per share	$15.26	$27.71	–	$27.71
Class Y net assets	$6,581,450	$47,193,855	–	$53,775,305
Class Y shares outstanding	417,377	1,661,699	(185,615)3	1,893,461
Class Y net asset value per share	$15.77	$28.40	–	$28.40
Investor Class net assets	$9,214,052	–	$(9,214,052)2	–
Investor Class shares outstanding	588,361	–	(588,361)2,3	–
Investor Class net asset value per share	$15.66	–	–	–
Institutional Class net assets	$43,054,175	$1,383,131	–	$44,437,306
Institutional Class shares outstanding	2,587,864	48,700	(1,071,594)3	1,564,970
Institutional Class net asset value per share	$16.64	$28.40	–	$28.40

1
Invesco will bear 100% of the Reorganization expenses of the Target Fund.  As a result there are no pro forma adjustments to net assets.  The Acquiring Fund will bear its reorganization costs of approximately $30,000, which is not reflected as a pro forma adjustment in the table.

2	Holders of Target Fund Investor Class shares will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.

25

3
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s net asset value per share assuming the Reorganization would have taken place on April 30, 2011.

4	Unaudited.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders.  A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed.  If the proposed Reorganization is approved and completed for the Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund.  The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting.  For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.  The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-01424 for the Target Fund and 811-03826 for the Acquiring Fund.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC.  Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520.  Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates.  The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

26

EXHIBIT A

Outstanding Shares of the Target Fund

As of January 4, 2012, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund Share Classes	Number of Shares Outstanding
Invesco Capital Development Fund
Class A	28,774,287.31
Class B	2,324,132.85
Class C	3,824,028.74
Class R	1,785,359.14
Class Y	403,672.62
Investor Class	576,241.49
Institutional Class	1,362,449.30

A-1

EXHIBIT B

Ownership of the Target Fund

Significant Holders

Listed below are the name, address, and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Class of Shares	Number of Shares Owned	Percent Owner or Record
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	A	2,741,202.32	9.53%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	A	2,061,849.28	7.17%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	A	1,936,098.72	6.73%
NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST 1WFC NEW YORK NY 10281-1003	A	1,794,571.00	6.24%
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	B	237,835.46	10.23%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	C	815,533.16	21.33%
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	C	340,879.32	8.91%
NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST 1WFC NEW YORK NY 10281-1003	C	295,171.05	7.72%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	208,561.55	5.45%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	R	193,391.26	10.83%
ING ENHANCED K-CHOICE TRUSTEE RELIANCE TRUST COMPANY 400 ATRIUM DRIVE SOMERSET NJ 08873-4162	R	148,077.57	8.29%
DELAWARE CHARTER GUARANTEE & TRUST FBO VARIOUS QUALIFED PLANS 711 HIGH ST DES MOINES IA 50392-0001	R	100,220.61	5.61%
HARTFORD SECURITIES DISTRIBUTION COMPANY INC AS AGENT FOR RELIANCE TRUST COMPANY FBO AGENTS PLAN CUSTOMERS PO BOX 2999 HARTFORD CT 06104-2999	R	96,348.84	5.40%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	Y	88,136.68	21.83%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Y	84,177.02	20.85%
CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	Y	37,405.82	9.27%
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	Y	23,247.54	5.76%
VRSCO FBO AIGFSB CUST TTEE FBO STATE OF FLORIDA 457 2929 ALLEN PARKWAY A6-20 HOUSTON TX 77019-7117	Institutional	511,241.61	37.52%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	Institutional	496,827.29	36.47%
VRSCO FBO AIGFSB CUST TTEE FBO NASSAU HEALTHCARE CORPORATION 457 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7117	Institutional	133,472.37	9.80%
INVESCO GROUP SERVICES INC 1555 PEACHTREE ST NE 4TH FLOOR GENERAL LEDGER ACCOUNTING ATLANTA GA 30309-2460	Investor	242,392.42	42.06%

__________

* The Target Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of January 4, 2012.

B-1

EXHIBIT C

Ownership of the Acquiring Fund

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Class of Shares	Number of Shares Owned	Percent Owner or Record
BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	A	7,238,664.89	16.15%
EDWARD JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	A	6,106,254.50	13.62%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 97NH8 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484	A	3,504,033.79	7.82%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	A	2,329,398.45	5.20%
BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	B	2,104,752.19	41.58%
EDWARD JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	B	383,469.22	7.58%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 97NJ0 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484	C	454,303.99	10.22%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	437,330.94	9.84%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	C	395,264.53	8.89%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	C	385,941.73	8.68%
HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT 401K ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999	R	322,141.54	64.49%
FRONTIER TRUSTCO FBO COTE FAMILY COMPANIES INC PO BOX 10758 FARGO ND 58106-0758	R	38,839.14	7.78%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Y	324,107.03	18.83%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484	Y	277,175.24	16.10%
FIIOC AGENT EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Y	235,641.99	13.69%
NAT'L FINANCIAL SERVICES CORP THE EXCLUSIVE BENEFIT OF CUST ONE WORLD FINANCIAL CENTER 200 LIBERTY STREET 5TH FLR ATTN KATE RECON NEW YORK NY 10281-5503	Y	230,541.20	13.39%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	Institutional	38,059.27	68.94%
NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	Institutional	16,740.57	30.32%

__________

* The Acquiring Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 4, 2012.

C-1

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2011 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.           It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.           Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)           The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)           The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).

(c)           The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)           As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve.  Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date.  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e)           Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.           With respect to each Reorganization:

(a)           The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b)           The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c)           The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d)           All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.           Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.           With respect to each Reorganization:

(a)           The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Target

Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b)           The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c)           At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)           The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)           In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.           Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a)           The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b)           The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d)           The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f)           Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g)           The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”).  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h)           Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i)           On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

                (j)           The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k)           All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)           The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n)           The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o)           The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.           Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b)           The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c)           No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)           The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f)           The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)           Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h)           On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i)           The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j)           All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)           The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n)           The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.           With respect to each Reorganization:

(a)           The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b)           The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c)           The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d)           The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e)           If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f)           Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g)           As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h)           If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i)           It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j)           Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k)           If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.           With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b)           The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c)           The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.           With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b)           If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(c)           The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d)           The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e)           The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f)           The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.           The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.           On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.           All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.           A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.           The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the

Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.           [Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization.  A Target Fund will bear its costs associated with the Reorganization to the extent that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by the Adviser and discussed with the Board.  IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold.]

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.           After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.           The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

                This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.           The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.           This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.           This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc. By: _________________________________ Name: Title:
AIM Investment Funds (Invesco Investment Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto
By:   _________________________________
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity	Closing Date

Invesco Balanced-Risk Commodity Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Commodities Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class

Invesco Van Kampen American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y

Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Capital Development Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Class A	Investor Class
Institutional Class	Institutional Class

Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco High Income Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Class A	Class A

Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class

Inveso Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Leisure Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Development Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i)           The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)           No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)           The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)           The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)           No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)           The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)           The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)           For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus.  The financial highlights tables below provide additional information for the most recently completed fiscal year end for the Target Fund and the most recent six-month semi-annual reporting period for the Acquiring Fund.  The information for six-month semi-annual reporting period for the Acquiring Fund is unaudited.  The Target Fund’s fiscal year end is October 31 and the Acquiring Fund’s fiscal year end is April 30.  Accordingly, the Target Fund’s financial highlights table below contains information for the fiscal period ended October 31, 2011 and the Acquiring Fund’s financial highlights table contains information for the six-month period ended October 31, 2011.

Target Fund

The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets(c)	Portfolio turnover(d)
Class A
Year ended 10/31/11	$15.10	$(0.06)	$0.61	$0.55	$—	$15.65	3.64%	$464,067	1.28%	1.28%	(0.35)%	127%
Class B
Year ended 10/31/11	13.04	(0.16)	0.54	0.38	—	13.42	2.91	33,335	2.03	2.03	(1.10)	127
Class C
Year ended 10/31/11	13.03	(0.16)	0.53	0.37	—	13.40	2.84	52,725	2.03	2.03	(1.10)	127
Class R
Year ended 10/31/11	14.76	(0.10)	0.60	0.50	—	15.26	3.39	28,769	1.53	1.53	(0.60)	127
Class Y
Year ended 10/31/11	15.18	(0.02)	0.61	0.59	—	15.77	3.89	6,581	1.03	1.03	(0.10)	127
Investor Class
Year ended 10/31/11	15.11	(0.06)	0.61	0.55	—	15.66	3.64	9,214	1.28	1.28	(0.35)	127
Institutional Class
Year ended 10/31/11	15.98	0.01	0.65	0.66	—	16.64	4.13	43,054	0.85	0.85	0.08	127

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Ratios are based on average daily net assets (000’s omitted) of $571,725, $43,422, $60,967, $39,770, $7,128, $10,635 and $53,055 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

E-1

Acquiring Fund

The following schedule presents financial highlights for one share of the Acquiring Fund outstanding for the period indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net investment income	Total Distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets(c)	Portfolio turnover(d)
Class A
Six months ended 10/31/11	$33.15	$(0.12)	$(5.10)	$(5.22)	$—	$—	$27.93	(15.75)%	$1,186,617	1.30%	1.30%	(0.81)%	58%
Class B
Six months ended 10/31/11	29.11	(0.10)	(4.49)	(4.59)	—	—	24.52	(15.77)	119,728	1.30	1.30	(0.81)	58
Class C
Six months ended 10/31/11	28.63	(0.20)	(4.40)	(4.60)	—	—	24.03	(16.07)	101,496	2.05	2.05	(1.56)	58
Class R
Six months ended 10/31/11	32.94	(0.15)	(5.08)	(5.23)	—	—	27.71	(15.88)	12,388	1.55	1.55	(1.06)	58
Class Y(e)
Six months ended 10/31/11	33.66	(0.08)	(5.18)	(5.26)	—	—	28.40	(15.63)	47,194	1.05	1.05	(0.56)	58
Institutional Class
Six months ended 10/31/11	33.64	(0.05)	(5.19)	(5.24)	—	—	28.40	(15.58)	1,383	0.84	0.84	(0.35)	58

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Ratios are annualized and based on average daily net assets (000’s omitted) of $1,293,481, $136,867, $109,027, $12,037, $42,585 and $217 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)  On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

E-2

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
[LAPTOP GRAPHIC]	VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours
[TELEPHONE GRAPHIC]	VOTE BY TELEPHONE Call x-xxx-xxx-xxxx Follow the recorded instructions available 24 hours
[MAILBOX GRAPHIC]	VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope

Please detach at perforation before mailing.

[INVESCO LOGO]
INVESCO CAPITAL DEVELOPMENT FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) (the “Target Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012

The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.

NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: x-xxx-xxx-xxxx
[________________] [_____________________]
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 2, 2012.
The Proxy Statement is available at:  ______________

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK.  Example: [X]

[__]           To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Van Kampen Mid Cap Growth Fund (the “Acquiring Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Acquiring Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	[__]	[__]	[__]

PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

Part B
STATEMENT OF ADDITIONAL INFORMATION
January 18, 2012
To the
Registration Statement on Form N-14 Filed by:

AIM Sector Funds (Invesco Sector Funds)
On behalf of Invesco Van Kampen American Value Fund

11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246

Relating to the April 2, 2012 Special Meetings of Shareholders of the following Invesco Funds:
Invesco U.S. Mid Cap Value Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectuses dated January 18, 2912, relating specifically to the Special Meetings of Shareholders of the Target Fund to be held on April 2, 2012 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information

This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of the “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.  The Invesco U.S. Mid Cap Value Fund and Invesco Van Kampen American Value Fund are series of AIM Sector Funds (Invesco Sector Funds).

Target Fund	Acquiring Fund
Invesco U.S. Mid Cap Value Fund	Invesco Van Kampen American Value Fund

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information dated August 26, 2011 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco U.S. Mid Cap Value Fund and Invesco Van Kampen American Value Fund (filed via EDGAR on August 25, 2011, Accession No. 0000950123-11-080168).

2.
The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2011, with respect to Invesco U.S. Mid Cap Value Fund (filed via EDGAR on June 14, 2011, Accession No. 0000950123-11-058978).

3.
The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2011, with respect to Invesco Van Kampen American Value Fund (filed via EDGAR on July 8, 2011, Accession No. 0000950123-11-064563).

4.
The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2011, with respect Invesco U.S. Mid Cap Value Fund (filed via EDGAR on January 9, 2012, Accession No 0000950123-12-000485).

5.
The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2011, with respect to Invesco Van Kampen American Value Fund (filed via EDGAR on January 9, 2012, Accession No. 0000950123-12-000485).

1

Pro Forma Financial Information

Pro Forma Financial Information
Invesco U.S. Mid Cap Value Fund into Invesco Van Kampen American Value Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2011. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the "Plan") as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco U.S. Mid Cap Value Fund	Invesco Van Kampen American Value Fund	October 31, 2011

Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization.  The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund.  The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	1,864,789	Class A
Class B	6,862	Class B
Class C	15,272	Class C
Class Y	5,629,667	Class Y

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.  All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

2

Note 2 – Net Assets

The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco U.S. Mid Cap Value Fund (Target Fund)	$ 200,700,734	October 31, 2011
Invesco Van Kampen American Value Fund (Acquiring Fund)	834,076,330	October 31, 2011
Invesco Van Kampen American Value Fund (Pro Forma Combined)	1,034,777,064	October 31, 2011

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$55,783
Distribution fees (2)	(12,061)
Administrative services fees (3)	78,619
Professional fees (4)	(41,700)
Reports to shareholders fees (5)	(3,600)
Trustees' and officers fees and benefits (6)	(17,040)
Fee waiver and/or expense reimbursements (1)	(318,006)

(1)  Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets.  Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund's investment adviser (the "Adviser"), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund.  Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00% and 1.00% of average daily net assets, respectively.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2) Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the current expenses of Class B and Class C shares.

(3) Administrative services fees were adjusted to reflect the fee rates for the combined assets pursuant to the master administrative services agreement for the Acquiring Fund.

(4)  Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)  Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.

3

(6)  Trustees' and officer's fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy:

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day.  Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers.  When such securities are valued by an independent pricing service they may be considered fair valued.  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.  Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded.  Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.  For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.  Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service.  Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data.  Debt securities are subject to interest rate and credit risks.  In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE.  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations.  Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable.  If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security.  If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees.  Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE.  Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.  Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.  Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

4

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.  The last bid price may be used to value equity securities.  The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees.  Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

                                Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2011.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the twelve months ended October 31, 2011, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
Invesco U.S. Mid Cap Value Fund (Target Fund)	Equity Securities	$199,986,803	$1,611,353	$--	$201,598,156
Invesco Van Kampen American Value Fund (Acquiring Fund)	Equity Securities	$824,093,350	$6,819,315	$--	$830,912,665
Invesco Van Kampen American Value Fund (Pro Forma Combined)	Equity Securities	$1,024,080,153	$8,430,668	$--	$1,032,510,821

5

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $90,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization.  Invesco will bear 100% of these costs for the Target Fund.  The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses.  The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders.  As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At October 31, 2011 the Target Fund had a capital loss carryforward of approximately $8,517,517.
At April 30, 2011 the Acquiring Fund had a capital loss carryforward of approximately $93,613,442.  For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission

6

Part B
STATEMENT OF ADDITIONAL INFORMATION
January 18, 2012
To the
Registration Statement on Form N-14 Filed by:

AIM Sector Funds (Invesco Sector Funds)
On behalf of Invesco Van Kampen Mid Cap Growth Fund

11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246

Relating to the April 2, 2012 Special Meetings of Shareholders of the following Invesco Funds:
Invesco Capital Development Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectuses dated January 18, 2012 , relating specifically to the Special Meetings of Shareholders of the Target Fund to be held on April 2, 2012 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information

This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of the “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.  Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.  The Invesco Capital Development Fund is a series of AIM Equity Funds (Invesco Equity Funds) and Invesco Van Kampen Mid Cap Growth Fund is a series of AIM Sector Funds (Invesco Sector Funds).

Target Fund	Acquiring Fund
Invesco Capital Development Fund	Invesco Van Kampen Mid Cap Growth Fund

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information dated February 28, 2011 for AIM Equity Funds (Invesco Equity Funds), with respect to Invesco Capital Development Fund (filed via EDGAR on February 24, 2011, Accession No. 0000950123-11-017971) (“Capital Development SAI”).

2.	Supplement dated July 18, 2011 to Capital Development SAI (filed via EDGAR on July 18, 2011, Accession No. 0000950123-11-066271).

3.	Supplement dated May 23, 2011 to Capital Development SAI (filed via EDGAR on May 23, 2011, Accession No. 0000950123-11-053057).

4.	Supplement dated March 31, 2011 to Capital Development SAI (filed via EDGAR on April 1, 2011, Accession No. 0000950123-11-031650).

5.	Supplement dated March 29, 2011 to Capital Development SAI (filed via EDGAR on March 28, 2011, Accession No. 0000950123-11-030213).

6.
Statement of Additional Information dated August 26, 2011 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Van Kampen Mid Cap Growth Fund (filed via EDGAR on August 25, 2011, Accession No. 0000950123-11-080168).

7.
The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2011, with respect to Invesco Capital Development Fund (filed via EDGAR on January 9, 2012, Accession No. 0000950123-12-000510).

8.
The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2011, with respect to Invesco Van Kampen Mid Cap Growth Fund (filed via EDGAR on June 14, 2011, Accession No. 0000950123-11-058978).

9.
The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2011, with respect to Invesco Van Kampen Mid Cap Growth Fund (filed via EDGAR on January 9, 2012, Accession No. 0000950123-12-000485).

1

Pro Forma Financial Information

Pro Forma Financial Information
Invesco Capital Development Fund into Invesco Van Kampen Mid Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2011.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Reorganization (the "Plan") as of the beginning of the period as indicated below in the table.  No Reorganization is contingent upon any other Reorganization.
.
Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Capital Development Fund	Invesco Van Kampen Mid Cap Growth Fund	October 31, 2011

Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization.  The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund.  The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	16,615,896	Class A
Class B	1,359,474	Class B
Class C	2,193,823	Class C
Class R	1,038,025	Class R
Class Y	231,762	Class Y
Investor Class	329,886	Class A
Institutional Class	1,516,270	Institutional Class

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of

2

operations of the Acquiring Fund for pre-reorganization periods will not be restated.  All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 -- Net Assets

The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Capital Development Fund (Target Fund)	$ 637,745,534	October 31, 2011
Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	1,468,806,381	October 31, 2011
Invesco Van Kampen Mid Cap Growth Fund (Pro Forma Combined)	2,106,551,915	October 31, 2011

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(220,884)
Administrative services fees (2)	(109,168)
Distribution fees (3)	(325,663)
Reports to Shareholders (4)	(3,600)
Professional fees (5)	(41,700)
Trustees' and officers fees and benefits (6)	(17,040)

(1)  Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets.  The Acquiring Fund’s investment adviser (the “Adviser”) has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15% of average daily net assets, respectively.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)  Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)  Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the changes in contractual rates due to current expenses of Class B shares.

         (4) Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.

3

         (5)  Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(6) Trustees' and officer's fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 -- Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy:

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day.  Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers.  When such securities are valued by an independent pricing service they may be considered fair valued.  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.  Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded.  Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.  For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.  Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service.  Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data.  Debt securities are subject to interest rate and credit risks.  In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE.  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations.  Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable.  If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security.  If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees.  Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE.  Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.  Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.  Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative

4

lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.  The last bid price may be used to value equity securities.  The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees.  Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of

 Note 5 -- Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

                                Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2011.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the twelve months ended October 31, 2011, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
Invesco Capital Development Fund (Target Fund)	Equity Securities	$638,657,296	$9,133,533	$--	$647,790,829

5

Invesco Van Kampen Mid Cap Growth Fund (Acquiring Fund)	Equity Securities	$1,500,586,844	$--	$--	$1,500,586,844
Invesco Van Kampen Mid Cap Growth Fund (Pro Forma Combined)	Equity Securities	$2,139,244,140	$9,133,533	$--	$2,148,377,673

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $620,000 in Reorganization costs.  These costs  represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization.  Invesco will bear 100% of these costs for the Target Fund.  The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses.  The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor.  The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.

Note 8 - Capital Loss Carryforward

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders.  As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

At October 31, 2011 the Target Fund had a capital loss carryforward of approximately $146,256,658.  At April 30, 2011the Acquiring Fund had a capital loss carryforward of approximately $31,689,462.  For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

6

 PART C
OTHER INFORMATION

Item 15.                                Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference.  See Item 16(1) and (2) below.  Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.  Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant.  No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

Item 16.                                Exhibits

(1)(a)                     –           (1)            Amended and Restated Agreement and Declaration of Trust of
Registrant dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 1, 2005.

–           (2)           Amendment No. 1, dated May 24, 2006, to Amended and Restated
Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on July 25, 2006.

–           (3)           Amendment No. 2, dated July 5, 2006, to Amended and Restated
Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on July 25, 2006.

–           (4)           Amendment No. 3, dated May 1, 2008, to Amended and Restated
Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

–           (5)           Amendment No. 4, dated June 19, 2008, to Amended and Restated
Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

–           (6)           Amendment No. 5, dated November 12, 2009, to Amended and Restated
Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 54 on Form N-1A, filed on November 25, 2009.

–           (7)           Amendment No. 6, dated February 12, 2010, to Amended and Restated
Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

–           (8)           Amendment No. 7, dated February 26, 2010, to Amended and Restated
Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

–           (9)           Amendment No. 8, dated June 15, 2010, to Amended and Restated Agreement and  Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on August 26, 2010.

–           (10)           Form of Amendment No. 9, dated October 14, 2010, to Amended and Restated
Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on October 21, 2010.

(2)(a)                      –           (1)           Amended and Restated Bylaws dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 1, 2005.

–           (2)           Amendment dated, August 1, 2006, to the Amended and Restated Bylaws of
Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

–           (3)           Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

–           (4)           Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

–           (5)           Amendment No. 4, dated April 30, 2010, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(3)(a)                       –           Voting Trust Agreements – None.

(4)(a)                      –           Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to each Proxy Statement Prospectus contained in this Registration Statement.

(5)(a)                      –           Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and
Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)                      –           (1)           Master Investment Advisory Agreement dated November 25, 2003 between
Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 42 on Form N-1A, filed on July 28, 2004.

–           (2)           Amendment No. 1, dated October 15, 2004, to Master Investment Advisory
Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on May 27, 2005.

–           (3)           Amendment No. 2, dated July 18, 2005, to Master Investment Advisory
Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 45 on Form N-1A, filed on August 22, 2005.

–           (4)           Amendment No. 3, dated January 1, 2010, to Master Investment Advisory
Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

–           (5)           Amendment No. 4, dated February 12, 2010, to Master Investment Advisory
Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

–           (6)           Amendment No. 5, dated April 30, 2010, to Master Investment Advisory
Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(b)                       –           (1)           Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

–
(2)          Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

–
(3)           Amendment No. 2, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(4)         Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(7)(a)                      -              (1)         First Restated Master Distribution Agreement (all classes except Class B shares), made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant and A I M Distributors. Inc. incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-
(2)         Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes except Class B shares), between Registrant and A I M Distributors. Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-
(3)         Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-
(4)         Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-
(5)         Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-
(6)         Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-
(7)         Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 50 on Form N-1A, filed on February 14, 2008.

-
(8)         Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 50 on Form N-1A, filed on February 14, 2008.

-
(9)         Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-
(10)       Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-
(11)       Amendment No. 10, dated May 1, 2008,  to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-
(12)         Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 52 on Form N-1A, filed on September 23, 2008.

-
(13)       Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-
(14)       Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-
(15)       Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-
(16)        Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-
(17)       Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(18)       Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(19)       Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(20)       Amendment No. 19, dated February 12, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(21)      Amendment No. 20, dated February 12, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(22)       Amendment No. 21, dated April 30, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., formerly Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-
(23)       Amendment No. 22, dated June 14, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on July 23, 2010.

(b)                      -               (1)           Second Restated Master Distribution Agreement (Class B and Class B5) dated
                                          August 18, 2003, as subsequently amended and restated September 20, 2006, and May 4, 2010 between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

-              (2)           Amendment No. 1, dated June 1, 2010, to the Second Restated Master
              Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

-              (3)           Amendment No. 2, dated June 14, 2010, to the Second Restated Master
Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(c)                       -             Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers incorporated herein by reference to Registrant’s PEA No. 53 on Form N 1A, filed on July 23, 2009.

(d)                       -             Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(8)(a)                      -             Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as approved by the
Board of Directors/Trustees on December 31, 2010. incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

(b)                       -             Form of AIM Funds Director Deferred Compensation Agreement incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

(9)(a)                      -              Amended and Restated Master Custodian Agreement between Registrant and State Street
Bank and Trust dated June 1, 2010, incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(10)(a)                    -              (1)           First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September  20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (2)           Amendment No. 1, dated January 31, 2007, to the First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (3)           Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated
Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (4)           Amendment No. 3, dated March 9, 2007, to the Registrant's First Restated
Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (5)           Amendment No. 4, dated April 23, 2007, to the Registrant's First Restated
Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (6)           Amendment No. 5, dated April 30, 2008, to the First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-             (7)           Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution
Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-             (8)           Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution
Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 52 on Form N-1A, filed on September 23, 2008.

-             (9)           Amendment No. 8, dated May 29, 2009, to the First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

-             (10)           Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

-             (11)           Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution
               Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

-              (12)           Amendment No. 11, dated November 4, 2009, to the First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-             (13)           Amendment No. 12, dated February 1, 2010, to First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-             (14)            Amendment No. 13, dated February 12, 2010, to First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-             (15)            Amendment No. 14, dated April 30, 2010, to First Restated Master Distribution
Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-             (16)            Amendment No. 15, dated May 4, 2010, to First Restated Master Distribution
Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-             (17)           Amendment No. 16, dated June 14, 2010, to First Restated Master Distribution
Plan (Class A shares), incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on July 23, 2010.

-             (18)           Master Related Agreement to First Restated Master Distribution Plan (Class A
shares), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-             (19)           Amendment No. 17, dated October 29, 2010, to the First Restated Master
Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed December 21, 2010.

-             (20)           Amendment No. 18, dated November 29, 2010, to the First Restated Master
Distribution  Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed December 21, 2010.

-             (21)           Amendment No. 19, dated May 23, 2011, to the First Restated Master
Distribution  Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed July 27, 2011.

-             (22)           Amendment No. 20, dated June 6, 2011, to the First Restated Master
Distribution  Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed July 27, 2011.

(b)                      -               (1)           First Restated Master Distribution Plan effective as of August 18, 2003 and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-              (2)           Amendment No. 1, dated January 31, 2007, to the First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (3)           Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated
Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-             (4)           Amendment No. 3, dated March 9, 2007, to the Registrant's First Restated
Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (5)           Amendment No. 4, dated April 23, 2007, to the Registrant's First Restated
Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (6)           Amendment No. 5, dated April 30, 2008, to the Registrant's First Restated
Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (7)           Amendment No. 6, dated May 1, 2008, to the Registrant's First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (8)           Amendment No. 7, dated July 24, 2008, to the Registrant's First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 52 on Form N-1A, filed on September 23, 2008.

-           (9)           Amendment No. 8, dated May 29, 2009, to the Registrant's First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (10)           Amendment No. 9, dated June 2, 2009, to the Registrant's First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (11)           Amendment No. 10, dated July 1, 2009, to the Registrant's First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (12)           Amendment No. 11, dated November 4, 2009, to the First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (13)           Amendment No. 12, dated February 12, 2010, to the First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (14)           Amendment No. 13, dated April 30, 2010, to the First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (15)           Amendment No. 14, dated May 4, 2010, to the First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (16)           Amendment No. 15, dated June 14, 2010, to the First Restated Master
Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on July 23, 2010.

-           (17)           Amendment No. 16, dated October  29, 2010, to the First Restated Master
Distribution Plan (Class B share) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on December 21, 2010.

-           (18)           Amendment No. 17, dated November 29, 2010, to the First Restated Master
Distribution Plan (Class B share) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on December 21, 2010.

(c)                       -           (1)           First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September  20, 2006 (Class C shares) incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (2)           Amendment No. 1, dated January 31, 2007, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (3)           Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated
Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (4)           Amendment No. 3, dated March 9, 2007, to the Registrant's First Restated
Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (5)           Amendment No. 4, dated April 23, 2007, to the Registrant's First Restated
Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (6)           Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated
Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (7)           Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master
Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (8)           Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master
Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 52 on Form N-1A, filed on September 23, 2008.

-           (9)           Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated
Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (10)           Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master
Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (11)           Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master
Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (12)           Amendment No. 11, dated November 4, 2009, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (13)            Amendment No. 12, dated February 12, 2010, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (14)           Amendment No. 13, dated April 30, 2010, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (15)            Amendment No. 14, dated May 4, 2010, to the First Restated Master
              Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (16)           Amendment No. 15, dated June 14, 2010, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on July 23, 2010.

-           (17)           Master Related Agreement to First Restated Master Distribution Plan (Class C
shares), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (18)           Amendment No. 16, dated October 29, 2010, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on December 21, 2010.

-           (19)           Amendment No. 17, dated November 29, 2010, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on December 21, 2010.

-           (20)           Amendment No. 18, dated May 31, 2011, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July 27, 2011.

-           (21)           Amendment No. 19, dated June 6, 2011, to the First Restated Master
Distribution Plan (Class C shares), incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July 27, 2011.

(d)                       -           (1)           First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September  20, 2006 (Class R shares) incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (2)           Amendment No. 1, dated January 31, 2007, to the Registrant's First Restated
Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (3)           Amendment No. 2, dated February 28, 2007, to the Registrant's First Restated
Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (4)           Amendment No. 3, dated April 30, 2008, to the Registrant's First Restated
Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (5)           Amendment No. 4, dated May 29, 2009, to the Registrant's First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (6)           Amendment No. 5, dated June 2, 2009, to the Registrant's First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (7)           Amendment No. 6, dated July 1, 2009, to the Registrant's First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (8)           Amendment No. 7, dated November 4, 2009, to the Registrant's First Restated
Master Distribution Plan (Class R shares), will be filed by Post-Effective Amendment, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (9)           Amendment No. 8, dated April 30, 2010, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (10)           Amendment No. 9, dated June 14, 2010, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on July 23, 2010.

-           (11)            Master Related Agreement to First Restated Master Distribution Plan (Class R
shares), incorporated herein by reference to Registrant's PEA No. 53 on Form N-1A, filed on July 23, 2009.

-           (12)           Amendment No. 10, dated October 29, 2010, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on December 21, 2010.

-           (13)           Amendment No. 11, dated November 29, 2010, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on December 21, 2010.

-           (14)           Amendment No. 12, dated May 23, 2011, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July 27, 2011.

-           (15)           Amendment No. 13, dated May 31, 2011, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July 27, 2011.

-           (16)           Amendment No. 14, dated June 6, 2011, to the First Restated Master
Distribution Plan (Class R shares), incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July 27, 2011.

(e)                       -           (1)           First Restated Master Distribution Plan (Reimbursement) (Investor Class
shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (2)           Amendment No. 1, dated April 30, 2008, to the Registrant's First Restated
Master Distribution Plan (Reimbursement) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (3)           Amendment No. 2, dated April 30, 2010, to the First Restated Master
Distribution Plan (Reimbursement) (Investor Class Shares), effective July 1, 2004, as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (4)           Master Related Agreement to First Restated Master Distribution Plan
(Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

(f)                       -           (1)           First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant's PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (2)           Amendment No. 1, dated December 20, 2007, to the Registrant's First Restated
Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant's PEA No. 50 on Form N-1A, filed on February 14, 2008.

-           (3)           Amendment No. 2, dated April 28, 2008, to the Registrant's First Restated
Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant's PEA No. 51 on Form N-1A, filed on July 23, 2008.

-           (4)           Amendment No. 3, dated April 30, 2010, to the First Restated Master
Distribution Plan (Compensation)(Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (5)           Master Related Agreement to First Restated Master Distribution Plan
(Compensation) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

(g)                      -           (1)           Master Distribution Plan (Class A, Class B and Class C shares)
(Reimbursement), dated February 12, 2010, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (2)           Amendment No. 1, dated April 30, 2010, to Master Distribution Plan (Class A,
Class B and Class C shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (3)           Amendment No. 2, dated May 4, 2010, to Master Distribution Plan (Class A,
Class B and Class C shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (4)           Amendment No. 3, October 29, 2010, to Master Distribution Plan (Class A,
Class B and Class C Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(h)                      -           (1)           Master Distribution Plan (Class R shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (2)           Amendment No. 1, dated April 30, 2010, to Master Distribution Plan (Class R shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (3)           Shareholder Service Plan (Class R shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(i)                        -           (1)           Amended and Restated Master Distribution Plan  (Class A, A5, B, B5, C, C5, R
and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (2)           Amendment No. 1, dated April 30, 2010, to Amended and Restated  Master
Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (3)           Amendment No. 2, dated October 29, 2010, to Amended and Restated Plan of
Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December  21, 2010.

(j)                        -           Service Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(11)(a)                    -           Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(12)(a)                    -           Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)                    -           (1)           Fourth Amended and Restated Transfer Agency and Service Agreement, dated
July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on October 21, 2010.

-           (2)           Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated
Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

-           (3)           Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated
Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 74 on Form N-1A, filed on August 25, 2011.

(b)                      -           (1)           Second Amended and Restated Master Administrative Services Agreement
dated July 1, 2006 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

-           (2)           Amendment No. 1, dated January 1, 2010, to the Second Amended and Restated
Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

-           (3)           Amendment No. 2, dated February 12, 2010, to the Second Amended and
Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

-           (4)           Amendment No. 3, dated April 30, 2010, to the Second Amended and Restated
Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(c)                      -           Sixth Amended and Restated Memorandum of Agreement regarding securities lending, dated November 29, 2010, between Registrant, with respect to all Funds, and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2010.

(d)                      -           (1)           Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2010, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

-           (2)           Memorandum of Agreement regarding expense limitations, dated as of July 18,
2011, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 74 on Form N-1A, filed on August 25, 2010.

  -           (3)           Memorandum of Agreement regarding 12b-1 Fee Waivers/limits, dated as of
July 1, 2011 between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 74 on Form N-1A, filed on August 25, 2010.

(e)                      -           (1)           Third Amended and Restated Interfund Loan Agreement dated December 30, 2005, between Registrant and A I M Advisors, Inc., incorporated herein by reference to
Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

   -           (2)           Fourth Amended and Restated Interfund Loan Agreement dated April 30, 2010, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

(f)                       -           Eighteenth Amended and Restated Multiple Class Plan of The Invesco Family of
Funds®, effective December 12, 2001, as further amended and restated April 1, 2010, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(14)(a)                    -           Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)(a)                    -           Omitted Financial Statements – None.

(16)(a)                    -           (1)           Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen, incorporated herein by reference to Registrant’s Form N-14, filed on December 2, 2011.
-           (2)           Power of Attorney for Mr. Frischling, incorporated herein by reference to Registrant’s Form N-14, filed on December 2, 2011.

(17)(a)                     -           Form of Proxy Cards relating to Special Meeting of Shareholders is filed herewith.

Item 17.                                Undertakings

(1)                           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act [17 CFR 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                             The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by Post-Effective Amendment.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Houston, State of Texas, on the 11th day of January, 2012.

Registrant:   AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

By:           /s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
/s/ Philip A. Taylor	Trustee & President	January 11, 2012
(Philip A. Taylor)	(Principal Executive Officer)
/s/David C. Arch*	Trustee	January 11, 2012
(David C. Arch)
/s/Frank S. Bayley*	Trustee	January 11, 2012
(Frank S. Bayley)
/s/James T. Bunch*	Trustee	January 11, 2012
(James T. Bunch)
/s/Bruce L. Crockett*	Chair & Trustee	January 11, 2012
(Bruce L. Crockett)
/s/Rod Dammeyer*	Trustee	January 11, 2012
(Rod Dammeyer)
/s/Albert R. Dowden*	Trustee	January 11, 2012
(Albert R. Dowden)
/s/Jack M. Fields*	Trustee	January 11, 2012
(Jack M. Fields)
/s/Martin L. Flanagan*	Trustee	January 11, 2012
(Martin L. Flanagan)
/s/Carl Frischling*	Trustee	January 11, 2012
(Carl Frischling)

SIGNATURES	TITLE	DATE
/s/Prema Mathai-Davis*	Trustee	January 11, 2012
(Prema Mathai-Davis)
/s/Larry Soll*	Trustee	January 11, 2012
(Larry Soll)
/s/Hugo F. Sonnenschein*	Trustee	January 11, 2012
(Hugo F. Sonnenschein)
/s/Raymond Stickel, Jr.*	Trustee	January 11, 2012
(Raymond Stickel, Jr.)
/s/Wayne W. Whalen*	Trustee	January 11, 2012
(Wayne W. Whalen)
/s/ Sheri Morris	Vice President & Treasurer	January 11, 2012
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By:  /s/ Philip A. Taylor
          Philip A. Taylor
         Attorney-in-Fact

*   Philip A. Taylor, pursuant to powers of attorney dated November 30, 2011, filed in Registrant’s Initial Registration Statement on Form N-14 on December 2, 2011.

INDEX

Exhibit
Number                                Description

(11)(a)                                Consent of Stradley Ronon Stevens & Young, LLP

(14)(a)                                Consent of PricewaterhouseCoopers LLP

(17)(a)                                 Form of Proxy Cards relating to Special Meeting of Shareholders is filed herewith.